Earnout Liability (Tables)	12 Months Ended
Mar. 31, 2024
Earnout Liability [Abstract]
Summary of Continuity of Earnout Rights
Continuity of earnout rights are as follows:

	March 31, 2024	March 31, 2023

Opening balance	1,537,184	1,616,305

Dividend equivalents and other adjustments	37,534	46,802

Vested and settled	(378,561)	(125,923)

Ending balance	1,196,157	1,537,184